Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Beginning balance		£ 1,213,126	[1]	£ 1,120,000	[2]
Ending balance		1,133,248		1,213,126	[1]
As at 1 January, liabilities		(1,141,761)		(1,054,148)
As at 31 December, liabilities		(1,067,232)		(1,141,761)
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at January 1, Assets (liabilities)		12,801
As at December 31, Assets (liabilities)		9,917		12,801
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at January 1, Assets (liabilities)		13,567		23,214
Purchases, fair value measurement, assets (liabilities) net		(5,507)		(3,580)
Sales, fair value measurement, assets (liabilities) net		5,782		4,994
Issues, fair value measurement, assets (liabilities) net		0		(216)
Settlements, fair value measurement, assets (liabilities) net		(2,634)		(8,843)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		79		(198)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(841)		(1,654)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		40		70
As at December 31, Assets (liabilities)		9,888		13,567
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		211		483
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(101)		1,729
Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at January 1, Assets (liabilities)	[3]	1,375		636
Purchases, fair value measurement, assets (liabilities) net	[3]	(157)		(243)
Sales, fair value measurement, assets (liabilities) net	[3]	17		266
Issues, fair value measurement, assets (liabilities) net	[3]	0		(81)
Settlements, fair value measurement, assets (liabilities) net	[3]	(125)		(28)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[3]	108		(337)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[3]	(775)		(290)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[3]	0		0
As at December 31, Assets (liabilities)	[3]	137		1,375
Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	0		0
Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	(306)		244
Recurring fair value measurement [member] | Investment property [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		81		82
Purchases, fair value measurement, assets		114		0
Sales, fair value measurement, assets		(69)		(3)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		0
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		0		0
Ending balance		116		81
Recurring fair value measurement [member] | Investment property [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Recurring fair value measurement [member] | Investment property [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		(10)		2
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at 1 January, liabilities		(7)		0
Purchases, fair value measurement, liabilities		(4)		0
Sales, fair value measurement, liabilities		(1)		(9)
Issues, fair value measurement, liabilities		0		0
Settlements, fair value measurement, liabilities		0		0
Total gains or losses recognised in OCI, liabilities		0		0
Transfers into Level 3 of fair value hierarchy, liabilities		(1)		0
Transfers out of Level 3 of fair value hierarchy, liabilities		5		3
As at 31 December, liabilities		(4)		(7)
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, liabilities		2		(1)
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at 1 January, liabilities		(840)		(1,054)
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		(153)		0
Issues, fair value measurement, liabilities		0		(19)
Settlements, fair value measurement, liabilities		204		362
Total gains or losses recognised in OCI, liabilities		0		0
Transfers into Level 3 of fair value hierarchy, liabilities		(104)		(351)
Transfers out of Level 3 of fair value hierarchy, liabilities		104		268
As at 31 December, liabilities		(480)		(840)
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, liabilities		0		(46)
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, liabilities		3		0
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Issued debt [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at 1 January, liabilities		(298)		(538)
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		(84)		0
Issues, fair value measurement, liabilities		0		0
Settlements, fair value measurement, liabilities		0		231
Total gains or losses recognised in OCI, liabilities		0		0
Transfers into Level 3 of fair value hierarchy, liabilities		0		0
Transfers out of Level 3 of fair value hierarchy, liabilities		0		0
As at 31 December, liabilities		(214)		(298)
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Issued debt [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Issued debt [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, liabilities		0		9
Asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		29,044
Ending balance		37,754		29,044
Assets and liabilities classified as held for sale [member] | Non-recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at January 1, Assets (liabilities)		(766)
As at December 31, Assets (liabilities)		29		(766)
Assets and liabilities classified as held for sale [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at January 1, Assets (liabilities)		574		424
Purchases, fair value measurement, assets (liabilities) net		0		(126)
Sales, fair value measurement, assets (liabilities) net		574		166
Issues, fair value measurement, assets (liabilities) net		0		(116)
Settlements, fair value measurement, assets (liabilities) net		0		(85)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		0		0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		0		(49)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0		0
As at December 31, Assets (liabilities)		0		574
Assets and liabilities classified as held for sale [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		172
Assets and liabilities classified as held for sale [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at January 1, Assets (liabilities)	[3]	81		(104)
Purchases, fair value measurement, assets (liabilities) net	[3]	0		0
Sales, fair value measurement, assets (liabilities) net	[3]	0		(30)
Issues, fair value measurement, assets (liabilities) net	[3]	0		2
Settlements, fair value measurement, assets (liabilities) net	[3]	(12)		(40)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[3]	(13)		(55)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[3]	(46)		(52)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[3]	0		0
As at December 31, Assets (liabilities)	[3]	37		81
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	0		0
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	27		6
Interest rate derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at January 1, Assets (liabilities)	[3]	899		418
Purchases, fair value measurement, assets (liabilities) net	[3]	(58)		(45)
Sales, fair value measurement, assets (liabilities) net	[3]	1		(3)
Issues, fair value measurement, assets (liabilities) net	[3]	0		0
Settlements, fair value measurement, assets (liabilities) net	[3]	(208)		(6)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[3]	11		(294)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[3]	(721)		83
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[3]	0		0
As at December 31, Assets (liabilities)	[3]	(150)		899
Interest rate derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	0		0
Interest rate derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	(166)		228
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		1,079,796
Ending balance		1,048,614		1,079,796
Credit derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at January 1, Assets (liabilities)	[3]	1,370		1,685
Purchases, fair value measurement, assets (liabilities) net	[3]	(5)		(2)
Sales, fair value measurement, assets (liabilities) net	[3]	2		306
Issues, fair value measurement, assets (liabilities) net	[3]	0		0
Settlements, fair value measurement, assets (liabilities) net	[3]	(29)		(119)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[3]	69		(3)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[3]	(1)		6
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[3]	0		0
As at December 31, Assets (liabilities)	[3]	1,146		1,370
Credit derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	0		0
Credit derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	(128)		111
Equity derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at January 1, Assets (liabilities)	[3]	(970)		(857)
Purchases, fair value measurement, assets (liabilities) net	[3]	(220)		(196)
Sales, fair value measurement, assets (liabilities) net	[3]	14		(7)
Issues, fair value measurement, assets (liabilities) net	[3]	0		(83)
Settlements, fair value measurement, assets (liabilities) net	[3]	(374)		(34)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[3]	16		(15)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[3]	(7)		86
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[3]	0		0
As at December 31, Assets (liabilities)	[3]	(896)		(970)
Equity derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	0		0
Equity derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	(43)		(98)
Commodity derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at January 1, Assets (liabilities)	[3]	(5)		(506)
Purchases, fair value measurement, assets (liabilities) net	[3]	0		0
Sales, fair value measurement, assets (liabilities) net	[3]	0		0
Issues, fair value measurement, assets (liabilities) net	[3]	0		0
Settlements, fair value measurement, assets (liabilities) net	[3]	0		(91)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	[3]	(1)		0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	[3]	0		(413)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	[3]	0		0
As at December 31, Assets (liabilities)	[3]	0		(5)
Commodity derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	0		0
Commodity derivatives [member] | Recurring fair value measurement [member] | Derivatives [member] | Level 3 of fair value hierarchy [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	[3]	4		(3)
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at 1 January, liabilities		(319)		(272)
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		(69)		0
Issues, fair value measurement, liabilities		0		(19)
Settlements, fair value measurement, liabilities		0		48
Total gains or losses recognised in OCI, liabilities		0		0
Transfers into Level 3 of fair value hierarchy, liabilities		(104)		(301)
Transfers out of Level 3 of fair value hierarchy, liabilities		95		230
As at 31 December, liabilities		(250)		(319)
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, liabilities		0		2
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, liabilities		9		(7)
Other [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
As at 1 January, liabilities		(223)		(244)
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		0		0
Issues, fair value measurement, liabilities		0		0
Settlements, fair value measurement, liabilities		204		83
Total gains or losses recognised in OCI, liabilities		0		0
Transfers into Level 3 of fair value hierarchy, liabilities		0		(50)
Transfers out of Level 3 of fair value hierarchy, liabilities		9		38
As at 31 December, liabilities		(16)		(223)
Other [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, liabilities		0		(48)
Other [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, liabilities		(6)		(2)
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		2,065		4,908
Purchases, fair value measurement, assets		775		399
Sales, fair value measurement, assets		(400)		(1,251)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(425)		(181)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		10		52
Transfers out of Level 3 of fair value hierarchy, assets		(75)		(2,156)
Ending balance		1,977		2,065
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		28		294
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		(1)		0
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		515		743
Purchases, fair value measurement, assets		195		129
Sales, fair value measurement, assets		(78)		(295)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(9)		(171)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		1
Transfers out of Level 3 of fair value hierarchy, assets		(5)		(3)
Ending balance		627		515
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		9		111
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government and government sponsored debt [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		3
Ending balance				3
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		3		320
Purchases, fair value measurement, assets		46		0
Sales, fair value measurement, assets		0		(317)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets				0
Total gains and losses in the period recognised in the income statement, assets		0
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		49		0
Ending balance				3
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate debt [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		969		2,843
Purchases, fair value measurement, assets		73		38
Sales, fair value measurement, assets		(47)		(48)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(98)		(5)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		6		32
Transfers out of Level 3 of fair value hierarchy, assets		(53)		(2,097)
Ending balance		871		969
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate debt [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		21		206
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate debt [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		151		507
Purchases, fair value measurement, assets		435		173
Sales, fair value measurement, assets		(187)		(498)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(221)		(4)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		1		18
Transfers out of Level 3 of fair value hierarchy, assets		(5)		(7)
Ending balance		166		151
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		(8)		(38)
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Equity cash products [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		77		121
Purchases, fair value measurement, assets		24		4
Sales, fair value measurement, assets		(11)		(4)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		0
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		(3)		(29)
Ending balance		68		77
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Equity cash products [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		(19)		(15)
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Equity cash products [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		350		374
Purchases, fair value measurement, assets		2		55
Sales, fair value measurement, assets		(77)		(89)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(97)		(1)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		3		1
Transfers out of Level 3 of fair value hierarchy, assets		(9)		(20)
Ending balance		196		350
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		25		30
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		(1)		0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		9,947		17,297
Purchases, fair value measurement, assets		4,728		2,744
Sales, fair value measurement, assets		(4,798)		(3,031)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(2,536)		(8,658)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		59		159
Transfers out of Level 3 of fair value hierarchy, assets		(51)		(107)
Ending balance		7,747		9,947
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		175		1,238
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		223		305
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		201		256
Purchases, fair value measurement, assets		27		48
Sales, fair value measurement, assets		(25)		(225)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(3)		(20)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		6		112
Transfers out of Level 3 of fair value hierarchy, assets		(31)		0
Ending balance		155		201
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		(17)		30
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		(3)		0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		8,616		15,963
Purchases, fair value measurement, assets		0		0
Sales, fair value measurement, assets		0		0
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(2,284)		(8,602)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		0		0
Ending balance		6,491		8,616
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		159		1,155
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		100
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Private equity investments [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		562		457
Purchases, fair value measurement, assets		26		38
Sales, fair value measurement, assets		(127)		(51)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(1)		(3)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		21		6
Transfers out of Level 3 of fair value hierarchy, assets		(11)		(21)
Ending balance		498		562
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Private equity investments [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		(1)		16
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Private equity investments [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		29		120
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Equity cash products [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		0		26
Purchases, fair value measurement, assets		0		0
Sales, fair value measurement, assets		0		(26)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(1)		0
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		16		0
Transfers out of Level 3 of fair value hierarchy, assets		0		0
Ending balance		8		0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Equity cash products [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		(7)		0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Equity cash products [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Other [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		568		595
Purchases, fair value measurement, assets		4,675		2,658
Sales, fair value measurement, assets		(4,646)		(2,729)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(247)		(33)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		16		41
Transfers out of Level 3 of fair value hierarchy, assets		(9)		(86)
Ending balance		595		568
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Other [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		41		37
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Other [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		197		85
Financial assets available-for-sale, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		372		921
Purchases, fair value measurement, assets		51		68
Sales, fair value measurement, assets		(78)		(268)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(2)		(423)
Total gains or losses recognised in OCI, assets		40		70
Transfers into Level 3 of fair value hierarchy, assets		65		1
Transfers out of Level 3 of fair value hierarchy, assets		(49)		(1)
Ending balance		395		372
Financial assets available-for-sale, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets available-for-sale, category [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		(4)		4
Financial assets available-for-sale, category [member] | Private equity investments [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		294		877
Purchases, fair value measurement, assets		15		15
Sales, fair value measurement, assets		(78)		(254)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		(407)
Total gains or losses recognised in OCI, assets		37		63
Transfers into Level 3 of fair value hierarchy, assets		60		0
Transfers out of Level 3 of fair value hierarchy, assets		(4)		0
Ending balance		319		294
Financial assets available-for-sale, category [member] | Private equity investments [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets available-for-sale, category [member] | Private equity investments [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		(5)		0
Financial assets available-for-sale, category [member] | Equity cash products [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		73		24
Purchases, fair value measurement, assets		0		52
Sales, fair value measurement, assets		0		(7)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		0		0
Total gains or losses recognised in OCI, assets		2		2
Transfers into Level 3 of fair value hierarchy, assets		5		0
Transfers out of Level 3 of fair value hierarchy, assets		(45)		(1)
Ending balance		36		73
Financial assets available-for-sale, category [member] | Equity cash products [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets available-for-sale, category [member] | Equity cash products [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		1		3
Financial assets available-for-sale, category [member] | Other [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		5		20
Purchases, fair value measurement, assets		36		1
Sales, fair value measurement, assets		0		(7)
Issues, fair value measurement, assets		0		0
Settlements, fair value measurement, assets		(2)		(16)
Total gains or losses recognised in OCI, assets		1		5
Transfers into Level 3 of fair value hierarchy, assets		0		1
Transfers out of Level 3 of fair value hierarchy, assets		0		0
Ending balance		40		5
Financial assets available-for-sale, category [member] | Other [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category trading [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets available-for-sale, category [member] | Other [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category other income [member]
Disclosure of detailed information about financial instruments [line items]
Total gains and losses in the period recognised in the income statement, assets		£ 0		£ 1

[1]	Africa Banking assets held for sale were reported in Head Office for 2016.
[2]	Africa Banking assets held for sale were reported in Head Office for 2015.
[3]

The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £ 5,334 m ( 2016 : £ 8,546 m) and derivative financial liabilities are £ 5,197 m ( 2016 : £ 7,171 m).